Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document And Entity Information
Entity Registrant Name	H-CYTE, INC.
Entity Central Index Key	0001591165
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false